Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill [Abstract]
Goodwill
14.	Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2016 are as follows:

	YY Live	100 Education	Total
	RMB	RMB	RMB

Balance as of December 31, 2014	4,107	296,275	300,382
Increase in goodwill related to acquisition (i)	161,326	-	161,326
Impairment charges (iii)	(128,035)	(182,089)	(310,124)
Foreign currency translation adjustment	54	-	54
Balance as of December 31, 2015	37,452	114,186	151,638

Decrease in goodwill related to disposal(ii)	(19,354)	(100,382)	(119,736)
Impairment charges (iii)	(3,861)	(13,804)	(17,665)
Foreign currency translation adjustment	63	-	63
Balance as of December 31, 2016	14,300	-	14,300

(i) In February 2015, the Group purchased 70% equity interest of Beifu. Goodwill of RMB147,388 was recognized in the segment of YY Live from this business acquisition (Note 4).

Goodwill represented the synergy effects of the business combination.

(ii) In June 2016, the Group disposed 60% equity interest of Beifu and ceased to consolidate Beifu as a subsidiary. Goodwill of RMB19,354 was derecognized in the segment of YY Live (Note 4).

In December 2016, the Group disposed 33.86% equity interest of Xingxue and ceased to consolidate Xingxue as a subsidiary. Goodwill of RMB100,382 was derecognized in the segment of 100 Education upon this disposal (Note 4).

(iii) The Group performs its annual goodwill impairment test of each reporting unit as of October 1, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results.

In June 2015, it was noted that 100 Online’s financial and operational performance in the first half year of 2015 was behind the original budget resulting from unexpected fierce market competition and the resignation of a number of key personnel in 100 Online. Accordingly, the Group performed an interim assessment on the goodwill impairment related to 100 Online and recognized an estimated goodwill impairment charge of RMB110,699. Correspondingly, long-term payable amounting to RMB111,547 in relation to the contingent consideration was reversed. The unobservable inputs used in the assessment included risk free rate, discount rate and etc. The risk free rate and discount rate were 4.07% and 21.5%, respectively.

In the 2015 annual goodwill impairment assessment, the Group has noted further impairment indicator for 100 Online as well as impairment indicator for Beifu as certain key personnel of 100 Online and Beifu resigned in the third quarter of 2015. Based on the result of the annual impairment assessment for 100 Online, an impairment charge of  RMB71,390 was recognised and correspondingly, long-term payable amounting to RMB73,618 in relation to the contingent consideration was reversed; For Beifu, an impairment charge of RMB128,035 was recognised and correspondingly, long-term payable amounting to RMB 107,306 in relation to the contingent consideration was reversed. As of December 31, 2015, balance of long-term payable in relation of the contingent consideration was 0. The unobservable inputs used in the assessment, included the risk free rate, discount rate and etc. For the goodwill impairment assessment of 100 Online and Beifu, the risk free rate were both 3.85% and the discount rate were 23% and 24.5%, respectively.

In December 2016, the Group has identified further impairment indicator for 100 Online as well as impairment indicator for Bilin Online. Based on the results of the impairment assessment, an impairment charge of RMB13,804 for 100 Online and an impairment charge of RMB3,861 for Bilin Online were recognized, respectively.

The above goodwill impairment assessments on 100 Online, Beifu and Bilin Online adopted the income approach and considered a combination of factors, including, but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which required the Group to make certain estimates and assumptions regarding industry economic factors and future profitability of the business.